Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.8%
	Australia: 8.1%
20,714	AGL Energy Ltd.	$285,897	0.6
164,366	Alumina Ltd.	256,840	0.5
70,623	Aurizon Holdings Ltd.	276,336	0.6
71,058	AusNet Services	83,645	0.2
6,093	BHP Group Ltd.	157,109	0.3
62,259	Boral Ltd.	216,795	0.4
33,981	Coca-Cola Amatil Ltd.	261,680	0.5
20,636	Crown Resorts Ltd.	180,466	0.4
2,206	Macquarie Group Ltd.	206,139	0.4
8,659	Rio Tinto Ltd.	567,700	1.1
106,136	Scentre Group	282,529	0.6
12,692	Sonic Healthcare Ltd.	258,869	0.5
41,156	Stockland	140,537	0.3
54,187	Sydney Airport	336,876	0.7
129,191	Vicinity Centres	233,940	0.5
4,803	Washington H Soul Pattinson & Co. Ltd.	72,509	0.1
6,569	Woolworths Group Ltd.	177,226	0.4
		3,995,093	8.1

	Belgium: 0.3%
3,033	Colruyt S.A.	157,062	0.3

	China: 0.4%
54,500	BOC Hong Kong Holdings Ltd.	185,141	0.4

	Denmark: 3.4%
2,143	Carlsberg A/S	308,299	0.6
2,573	Coloplast A/S	303,989	0.6
4,782	H Lundbeck A/S	183,200	0.4
11,015	Novo Nordisk A/S	619,177	1.3
6,408	Pandora A/S	257,966	0.5
		1,672,631	3.4

	Finland: 3.4%
3,732	Elisa OYJ	199,468	0.4
9,166	Neste OYJ	309,839	0.6
7,438	Nokian Renkaat OYJ	201,273	0.4
29,716	Nordea Bank Abp	210,481	0.4
3,923	Orion Oyj	170,732	0.4
7,684	Sampo OYJ	310,709	0.6
8,792	UPM-Kymmene OYJ	293,709	0.6
		1,696,211	3.4

	France: 8.2%
6,874	Alstom SA	299,766	0.6
7,173	Bouygues SA	293,014	0.6
460	Covivio	50,887	0.1
4,201	Danone	345,666	0.7
1,406	Edenred	69,797	0.1
3,023	Eiffage SA	329,968	0.7
24,007	Engie SA	379,736	0.8
4,211	Eutelsat Communications	69,081	0.1
12,969	Getlink SE	218,743	0.4
3,809	Klepierre SA	136,705	0.3
9,008	Orange SA	148,838	0.3
1,976	Peugeot S.A.	47,682	0.1
6,919	Sanofi	644,978	1.3
1,946	Societe BIC S.A.	134,006	0.3
10,370	Societe Generale	325,888	0.7
2,713	Sodexo SA	316,254	0.6
3,029	Total SA	158,885	0.3
690	Vinci SA	75,218	0.2
		4,045,112	8.2

	Germany: 5.5%
325	Adidas AG	101,248	0.2
6,841	Aroundtown SA	59,363	0.1
5,429	BASF SE	407,513	0.8
2,568	Deutsche Boerse AG	393,012	0.8
7,296	Deutsche Lufthansa AG	138,427	0.3
11,398	Deutsche Post AG	424,928	0.9
19,217	Deutsche Telekom AG	322,642	0.6
1,413	Hannover Rueck SE	262,181	0.5
813	Muenchener Rueckversicherungs-Gesellschaft AG	233,283	0.5
1,781	Siemens AG	229,507	0.5
58,942	Telefonica Deutschland Holding AG	179,954	0.3
		2,752,058	5.5

	Hong Kong: 2.9%
26,000	CK Hutchison Holdings Ltd.	236,123	0.5
28,993	CLP Holdings Ltd.	298,743	0.6
14,500	Hang Seng Bank Ltd.	295,584	0.6
77,000	HKT Trust / HKT Ltd.	112,925	0.2
2,200	Jardine Matheson Holdings Ltd.	123,671	0.3
146,000	PCCW Ltd.	88,037	0.2
28,500	Power Assets Holdings Ltd.	198,138	0.4
23,500	Yue Yuen Industrial Holdings	69,500	0.1
		1,422,721	2.9

	Ireland: 0.1%
16,363	AIB Group PLC	53,545	0.1

	Israel: 1.7%
30,357	Bank Hapoalim BM	244,812	0.5
39,532	Bank Leumi Le-Israel BM	286,504	0.6
16,178	Israel Chemicals Ltd.	75,811	0.2
24,833	Israel Discount Bank Ltd.	114,215	0.2
3,882	Mizrahi Tefahot Bank Ltd.	103,718	0.2
		825,060	1.7

	Italy: 4.1%
6,783	Enel S.p.A.	51,266	0.1
24,846	ENI S.p.A.	374,373	0.8
159,204	Intesa Sanpaolo SpA	402,819	0.8
29,032	Mediobanca Banca di Credito Finanziario SpA	324,174	0.6
24,976 (1)	Poste Italiane SpA	291,149	0.6
5,720	Recordati S.p.A.	239,782	0.5
58,446	Snam SpA	290,382	0.6
9,122	Terna Rete Elettrica Nazionale SpA	58,544	0.1
		2,032,489	4.1

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan: 24.6%
2,600	ABC-Mart, Inc.	$173,282	0.3
5,200	Alfresa Holdings Corp.	107,526	0.2
8,200	ANA Holdings, Inc.	279,383	0.6
5,200	Aozora Bank Ltd.	132,542	0.3
13,000	Canon, Inc.	360,121	0.7
9,300	Chugoku Electric Power Co., Inc.	122,944	0.2
93	Daiwa House REIT Investment Corp.	254,334	0.5
49,700	Daiwa Securities Group, Inc.	252,144	0.5
17,600	Pan Pacific International Holdings Corp.	285,615	0.6
7,300	Fuji Film Holdings Corp.	345,183	0.7
3,600	Hamamatsu Photonics KK	146,057	0.3
5,200	Itochu Corp.	113,538	0.2
8,800	Japan Airlines Co. Ltd.	273,556	0.6
25	Japan Prime Realty Investment Corp.	113,770	0.2
98	Japan Retail Fund Investment Corp.	223,281	0.5
16,100	Japan Tobacco, Inc.	366,835	0.7
10,900	Kakaku.com, Inc.	263,308	0.5
2,600	Kamigumi Co., Ltd.	57,673	0.1
5,700	Konami Holdings Corp.	251,122	0.5
25,900	Konica Minolta, Inc.	169,863	0.3
1,100	Kyocera Corp.	74,946	0.2
6,200	Kyushu Railway Co.	211,250	0.4
4,100	Lawson, Inc.	223,549	0.5
2,600	Maruichi Steel Tube Ltd.	74,881	0.2
2,200	McDonald's Holdings Co. Japan Ltd.	108,804	0.2
8,200	Medipal Holdings Corp.	176,069	0.4
3,700	MEIJI Holdings Co., Ltd.	251,640	0.5
13,400	Mitsubishi Corp.	351,233	0.7
7,600	Mitsubishi Heavy Industries Ltd.	291,011	0.6
22,300	Mitsui & Co., Ltd.	395,541	0.8
9,800	MS&AD Insurance Group Holdings, Inc.	317,248	0.6
7,600	NEC Corp.	304,088	0.6
83	Nippon Prologis REIT, Inc.	222,785	0.4
41	Nippon Building Fund, Inc.	307,614	0.6
4,100	Nippon Electric Glass Co., Ltd.	87,003	0.2
4,700	Nippon Steel Corp.	68,994	0.1
14,100	Nissan Motor Co., Ltd.	87,068	0.2
14,500	NTT DoCoMo, Inc.	398,118	0.8
1,000	Oracle Corp. Japan	92,086	0.2
4,100	ORIX Corp.	67,208	0.1
3,100	Otsuka Corp.	124,295	0.3
24,900	Ricoh Co., Ltd.	256,623	0.5
3,100	Sankyo Co., Ltd.	104,904	0.2
18,500	Seiko Epson Corp.	281,876	0.6
15,600	Sekisui House Ltd.	337,376	0.7
8,200	Seven & I Holdings Co., Ltd.	305,994	0.6
22,300	Softbank Corp.	302,929	0.6
12,500	Subaru Corp.	327,599	0.7
22,300	Sumitomo Corp.	336,344	0.7
7,300	Sumitomo Mitsui Financial Group, Inc.	267,299	0.5
4,200	Sundrug Co., Ltd.	147,636	0.3
2,200	Suzuken Co., Ltd.	96,279	0.2
10,900	Teijin Ltd.	205,155	0.4
4,100	Toyo Suisan Kaisha Ltd.	176,929	0.4
93	United Urban Investment Corp.	181,036	0.4
3,700	West Japan Railway Co.	326,011	0.7
		12,181,498	24.6

	Luxembourg: 0.2%
2,116	RTL Group SA	100,941	0.2

	Netherlands: 6.0%
13,634 (1)	ABN AMRO Bank NV	232,367	0.5
20,117	ING Groep NV	231,340	0.5
47,227	Koninklijke KPN NV	145,451	0.3
8,209	NN Group NV	314,885	0.6
2,206	Randstad NV	128,431	0.2
35,905	Royal Dutch Shell PLC - Class A	1,028,592	2.1
9,326	Unilever NV	554,829	1.1
5,082	Wolters Kluwer NV	365,000	0.7
		3,000,895	6.0

	New Zealand: 0.1%
25,605	Spark New Zealand Ltd.	74,641	0.1

	Norway: 1.0%
12,708	Mowi ASA	315,159	0.6
21,487	Orkla ASA	207,951	0.4
		523,110	1.0

	Singapore: 2.4%
93,200	ComfortDelgro Corp., Ltd.	160,251	0.3
2,500	Jardine Cycle & Carriage Ltd.	56,078	0.1
13,500	SATS Ltd.	49,151	0.1
15,100	Singapore Airlines Ltd.	101,516	0.2
34,200	Singapore Exchange Ltd.	221,258	0.5
145,300	Singapore Telecommunications Ltd.	359,057	0.7
45,600	Singapore Technologies Engineering Ltd.	137,753	0.3
4,200	Venture Corp. Ltd.	48,705	0.1
74,700	Yangzijiang Shipbuilding Holdings Ltd.	56,247	0.1
		1,190,016	2.4

	Spain: 2.8%
1,692 (1)	Aena SME SA	310,470	0.6
1,418	Amadeus IT Group SA	112,823	0.2
9,428	Enagas	234,709	0.5
11,570	Endesa S.A.	314,526	0.7
11,889	Ferrovial SA - FERE	352,750	0.7
3,051	Repsol SA	48,032	0.1
		1,373,310	2.8

	Sweden: 0.8%
21,135	Swedbank AB	275,213	0.6
2,236	Swedish Match AB	107,103	0.2
		382,316	0.8

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Switzerland: 8.0%
88	Givaudan	$258,805	0.5
694	Kuehne & Nagel International AG	112,798	0.2
12,315	Nestle SA	1,278,849	2.6
8,461	Novartis AG	779,985	1.6
3,411	Roche Holding AG	1,051,587	2.1
1,191	Zurich Insurance Group AG	467,414	1.0
		3,949,438	8.0

	United Kingdom: 13.8%
9,798	Admiral Group PLC	270,880	0.5
39,346 (1)	Auto Trader Group PLC	285,790	0.6
65,172	Aviva PLC	339,920	0.7
47,237	BAE Systems PLC	349,810	0.7
48,099	Barclays PLC	106,309	0.2
35,641	Barratt Developments PLC	307,266	0.6
134,442	BT Group PLC	332,842	0.7
9,350	Bunzl PLC	256,593	0.5
6,060	Coca-Cola European Partners PLC - USD	305,788	0.6
15,807	Compass Group PLC	387,307	0.8
1,771	Diageo PLC	72,357	0.1
60,168	Direct Line Insurance Group PLC	237,521	0.5
39,351	Evraz PLC	188,446	0.4
30,098	GlaxoSmithKline PLC	683,809	1.4
10,205	Investec PLC - INVP - GBP	57,839	0.1
105,708	Legal & General Group PLC	383,610	0.8
91,851	Marks & Spencer Group PLC	230,740	0.5
3,762	Next PLC	328,706	0.6
11,497	Persimmon PLC	380,183	0.8
9,516	Relx PLC (GBP Exchange)	230,369	0.5
110,384	Royal Bank of Scotland Group PLC	322,814	0.6
7,837	Sage Group PLC/The	76,309	0.1
58,576	Taylor Wimpey PLC	131,946	0.3
5,900	Unilever PLC	349,500	0.7
96,570	WM Morrison Supermarkets PLC	247,627	0.5
		6,864,281	13.8

	Total Common Stock (Cost $47,160,092)	48,477,569	97.8

EXCHANGE-TRADED FUNDS: 0.2%
1,305	iShares MSCI EAFE ETF	88,975	0.2

	Total Exchange-Traded Funds (Cost $86,000)	88,975	0.2

	Total Long-Term Investments (Cost $47,246,092)	48,566,544	98.0

SHORT-TERM INVESTMENTS: 0.9%
	Mutual Funds: 0.9%
424,000 (2)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.530%
	(Cost $424,000)	$424,000	0.9

	Total Short-Term Investments (Cost $424,000)	424,000	0.9

	Total Investments in Securities (Cost $47,670,092)	$48,990,544	98.9
	Assets in Excess of Other Liabilities	552,499	1.1
	Net Assets	$49,543,043	100.0

(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Rate shown is the 7-day yield as of November 30, 2019.
Sector Diversification	Percentage of Net Assets
Financials	17.7%
Industrials	17.0
Consumer Staples	12.4
Health Care	10.7
Consumer Discretionary	8.9
Communication Services	7.3
Materials	5.6
Information Technology	5.0
Utilities	4.7
Real Estate	4.5
Energy	4.0
Exchange-Traded Funds	0.2
Short-Term Investments	0.9
Assets in Excess of Other Liabilities	1.1
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2019 in valuing the assets and liabilities:

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2019 (Unaudited)(Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2019
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$3,995,093	$–	$3,995,093
Belgium	157,062	–	–	157,062
China	–	185,141	–	185,141
Denmark	1,672,631	–	–	1,672,631
Finland	1,696,211	–	–	1,696,211
France	450,260	3,594,852	–	4,045,112
Germany	419,629	2,332,429	–	2,752,058
Hong Kong	–	1,422,721	–	1,422,721
Ireland	53,545	–	–	53,545
Israel	–	825,060	–	825,060
Italy	–	2,032,489	–	2,032,489
Japan	627,102	11,554,396	–	12,181,498
Luxembourg	–	100,941	–	100,941
Netherlands	–	3,000,895	–	3,000,895
New Zealand	–	74,641	–	74,641
Norway	–	523,110	–	523,110
Singapore	–	1,190,016	–	1,190,016
Spain	–	1,373,310	–	1,373,310
Sweden	382,316	–	–	382,316
Switzerland	–	3,949,438	–	3,949,438
United Kingdom	305,788	6,558,493	–	6,864,281
Total Common Stock	5,764,544	42,713,025	–	48,477,569
Exchange-Traded Funds	88,975	–	–	88,975
Short-Term Investments	424,000	–	–	424,000
Total Investments, at fair value	$6,277,519	$42,713,025	$–	$48,990,544
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(140,097)	$–	$(140,097)
Total Liabilities	$–	$(140,097)	$–	$(140,097)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At November 30, 2019, the following OTC written equity options were outstanding for Voya International High Dividend Equity Income Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
EURO STOXX 50® Index	BNP Paribas	Call	12/06/19	EUR	3,699.650	1,460	EUR	5,407,227	$61,318	$(45,436)
FTSE 100 Index	UBS AG	Call	12/06/19	GBP	7,359.380	461	GBP	3,386,750	46,842	(28,043)
Nikkei 225 Index	UBS AG	Call	12/06/19	JPY	23,391.870	22,272	JPY	518,801,964	64,393	(24,259)
S&P/ASX 200 Index	UBS AG	Call	12/06/19	AUD	6,724.100	476	AUD	3,258,694	19,246	(42,359)
									$191,799	$(140,097)

Currency Abbreviations
AUD	-	Australian Dollar
EUR	-	EU Euro
GBP	-	British Pound
JPY	-	Japanese Yen

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2019 (Unaudited) (Continued)

At November 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $47,527,060.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$3,337,647
Gross Unrealized Depreciation	(1,991,550)
Net Unrealized Appreciation	$1,346,097